Updating Summary Prospectus for Existing Investors
May 1, 2022
Premiere III An Individual Flexible Premium Variable and Fixed Life Insurance Policy	Issued by Protective Variable Life Separate Account and Protective Life Insurance Company 2801 Highway 280 South Birmingham, Alabama 35223 Telephone: (800) 265‑1545
This Updating Summary Prospectus describes an individual flexible premium variable and fixed life insurance policy (the “Policy”). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Policy.
The Prospectus for the Premiere III Policy contains more information about the Policy, including its features, benefits, and risks. You can find the prospectus and other information about the Policy online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1(800) 838-0650 or by sending an email request to prospectus@protective.com.
Additional information about certain investment products, including variable life insurance, has been prepared by the SEC staff and is available at Investor.gov.
C000069923

FUND APPENDIX — FUNDS AVAILABLE UNDER THE POLICY	FUND- 1

SPECIAL TERMS
“We”, “us”, “our”, “Protective Life”, and “Company”  Refer to Protective Life Insurance Company. “You”, “your” and “Owner” refer to the person(s) who have been issued a Policy.
Death Benefit The amount of insurance provided under the Policy used to determine the Death Benefit Proceeds.
Face Amount A dollar amount selected by the Owner and shown in the Policy on the Policy Specifications Page orSupplemental Policy Specifications Page. The minimum Face Amount permitted under the Policy is $100,000.
Fixed Account Part of Protective Life’s General Account to or from which Policy Value may be transferred and into which Net Premiums may be allocated under a Policy.
Fund A separate investment portfolio of an open-end management investment company or unit investment trust in which a Sub-Account invests.
Home Office 2801 Highway 280 South, Birmingham, Alabama 35223. The mailing address for the Home Office is P.O. Box 292 Birmingham, AL 35201-0292. The Home Office is referred to as the “Administrative Office” in the Policy.
Initial Face Amount The Face Amount on the Policy Effective Date.
Insured The person whose life is covered by the Policy.
Lapse Termination of the Policy at the expiration of the grace period while the Insured is still living.
Policy Value The sum of the Variable Account Value, the Fixed Account Value, and the Loan Account Value.
Policy Year Each period of twelve months commencing with the Policy Effective Date and each Policy Anniversary thereafter.
Sub-Account A separate division of the Variable Account established to invest in a particular Fund.
Surrender Charge A contingent deferred sales charge deducted from the Policy Value if the Policy is surrendered, Lapses, or the Initial Face Amount is decreased during the first 10 Policy Years.
Variable Account Protective Variable Life Separate Account, a separate investment account of Protective Life to and from which Policy Value may be transferred and into which Net Premiums may be allocated.

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Policy.
Goldman Sachs VIT Growth Opportunities Fund changed its name to Goldman Sachs VIT Mid Cap Growth Fund.
Invesco V.I International Growth II changed its name to Invesco VI EQV International Equity II.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
FEES AND EXPENSES
Charges for Early Withdrawals
If you withdraw money from your Policy after the first year, a withdrawal charge equal to the lesser of 2% of the amount withdrawn or $25 will be deducted from the Policy Value. For example, if you were to withdraw $100,000 from your Policy, you would be assessed a withdrawal charge of  $25.
If you surrender the Policy within the first 10 Policy Years, you will be subject to a surrender charge of up to 5.45% of your Initial Face Amount. For example, if you surrender your Policy in the first Policy Year and the Initial Face Amount was $100,000, you could pay a surrender charge of up to $5,450.
For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS” and “FEE TABLE-- Transaction Charges” in the Prospectus.

Transaction Charges
In addition to withdrawal and surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the Policy, charges in connection with a decrease to your Policy’s Face Amount and transfer fees.
For additional information about transaction charges, see “CHARGES AND DEDUCTIONS” and “FEE TABLE --Transaction Charges” in the Prospectus.

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, including fees and expenses covering the cost of insurance (“COI”) under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses may be set based on characteristics of the Insured (e.g., age, sex, and rating classification). You should review the Policy specifications page of your Policy for rates applicable to your Policy.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Investment Options (Fund fees and expenses (1)	0.13%	1.87%

(1)
As a percentage of Fund assets.

For additional information about annual charges, see “FEE TABLE -- Periodic Charges Other than Annual Fund Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.
RISKS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide benefits on a long-term basis. Although you are permitted to take withdrawals or surrender the Policy, surrender charges and federal and state income taxes may apply. Consequently, you should not use the Policy as a short-term investment or savings vehicle. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.
For additional information about the investment profile of the Policy, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “CHARGES AND DEDUCTIONS,” “USE OF THE POLICY” and “TAX CONSIDERATIONS--Taxation of Insurance Polices” in the Prospectus.

RISKS
Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each investment option (including the Fixed Account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “THE COMPANY AND THE FIXED ACCOUNT,” “THE VARIABLE ACCOUNT AND THE FUNDS” and “FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY” in the Prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to Protective Life, including that any obligations (including under the Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling toll-free 1-888-353-2654.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” and “THE COMPANY AND THE FIXED ACCOUNT” in the Prospectus.

Policy Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges. Your Policy may also Lapse due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans, or loan interest. There is a cost associated with reinstating a Lapsed Policy. Death Benefits will not be paid if the Policy has Lapsed.
For additional information about Policy Lapse, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “PREMIUMS,” “LOANS,” and “LAPSE AND REINSTATEMENT” in the Prospectus.

RESTRICTIONS
Investments
While you may transfer amounts in the Sub-Accounts (which invest in shares of a corresponding Fund) and the Fixed Account, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in the Prospectus.
We reserve the right to remove or substitute Funds as investment options.
For additional information about Investment Options, see “TRANSFERS” and “ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS” in the Prospectus.

Optional Benefits
Optional benefits are subject to additional charges. Some optional benefits are available only at the time your Policy is issued and may not be available for all Owners or Insureds.
For additional information about the optional benefits, see “OTHER BENEFITS AVAILABLE UNDER THE POLICY” and “SUPPLEMENTAL RIDERS AND ENDORSEMENTS” in the Prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications regarding the purchase, ownership, and use of a Policy. Withdrawals and surrenders may be subject to income tax and will be taxed at ordinary tax rates. In addition, withdrawals and surrenders may be subject to an additional tax depending on the circumstances.
For additional information about tax implications, see “TAX CONSIDERATIONS” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some investment professionals have and may receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
For additional information about compensation, see “SALE OF THE POLICIES” in the Prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
For additional information about exchanges, see “EXCHANGE PRVILEGE” and “TAX CONSIDERATIONS--Section 1035 Exchanges” in the Prospectus.

FUND APPENDIX
FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Allocation	American Funds IS® Asset Allocation 2	0.55%	15.10%	11.71%	11.33%
International Equity	American Funds IS® Global Growth 2(1)	0.67%	16.42%	19.70%	15.66%
International Equity	American Funds IS® Global Small Cap 2(1)	0.90%	6.74%	15.45%	12.51%
U.S. Equity	American Funds IS® Growth 2	0.60%	21.97%	25.43%	19.71%
International Equity	American Funds IS® International 2	0.79%	-1.49%	9.63%	8.13%
International Equity	American Funds IS® New World 2(1)	0.82%	4.92%	13.25%	8.67%
U.S. Equity	American Funds IS® Washington Mututual Investor 2(1)	0.52%	27.78%	12.50%	13.75%
U.S. Equity	ClearBridge Variable Mid Cap II - ClearBridge Investments, LLC	1.10%	28.38%	13.98%	14.04%
U.S. Equity	ClearBridge Variable Small Cap Growth II - ClearBridge Investments, LLC	1.06%	12.31%	21.04%	16.82%
Allocation	Fidelity VIP Freedom® 2015 Service(4)	0.56%	7.59%	9.52%	8.33%
Allocation	Fidelity VIP Freedom® 2020 Service(4)	0.60%	9.47%	10.58%	9.15%
U.S. Equity	Fidelity® VIP Contrafund Service - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.70%	27.71%	20.05%	16.52%
U.S. Equity	Fidelity® VIP Equity-Income Service - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(4)	0.61%	24.83%	11.84%	12.42%
U.S. Equity	Fidelity® VIP Growth Service - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(4)	0.71%	23.08%	26.16%	19.58%
U.S. Equity	Fidelity® VIP Index 500 Service - Geode Capital Management, LLC	0.20%	28.45%	18.23%	16.32%
Taxable Bond	Fidelity® VIP Investment Grade Bond Service - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.49%	-0.79%	4.23%	3.44%
U.S. Equity	Fidelity® VIP Mid Cap Service - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.71%	25.51%	13.49%	13.17%
U.S. Equity	Franklin DynaTech VIP Fund - Class 2	0.92%	16.14%	23.64%	16.66%
Allocation	Franklin Income VIP 2	0.72%	16.75%	7.45%	7.38%
Allocation	Franklin Mutual Shares VIP 2	0.98%	19.17%	6.44%	9.00%
U.S. Equity	Franklin Rising Dividends VIP 2	0.88%	26.79%	16.81%	14.40%
U.S. Equity	Franklin Small Cap Value VIP 2	0.91%	25.37%	9.94%	12.13%
U.S. Equity	Franklin Small Mid Cap Growth VIP 2	1.08%	10.01%	20.84%	15.70%
Taxable Bond	Franklin US Government Securities VIP 2	0.78%	-1.83%	1.75%	1.28%
FUND-1

Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Taxable Bond	Goldman Sachs VIT Core Fixed Income Service(1)	0.67%	-2.23%	3.58%	3.16%
International Equity	Goldman Sachs VIT International Equity Insights Service(1)	1.06%	11.81%	8.20%	7.20%
U.S. Equity	Goldman Sachs VIT Large Cap Value Service(1)(7)	0.93%	23.93%	10.06%	11.79%
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Service (formerly, Goldman Sachs VIT Growth Opportunities Fund)(1)	0.99%	11.48%	21.22%	16.00%
U.S. Equity	Goldman Sachs VIT Mid Cap Value Service(1)	1.09%	30.57%	12.89%	12.79%
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Service(1)(4)	1.06%	23.50%	11.06%	12.65%
U.S. Equity	Goldman Sachs VIT Strategic Growth Service(1)	0.99%	21.56%	24.26%	18.71%
U.S. Equity	Goldman Sachs VIT US Equity Insights Service(1)(4)	0.77%	29.11%	17.00%	15.94%
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth I (11)	0.83%	19.10%	23.08%	17.84%
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth II	1.08%	18.79%	22.75%	17.53%
U.S. Equity	Invesco VI American Franchise I(4)	0.88%	11.92%	21.74%	17.37%
U.S. Equity	Invesco VI American Value II	1.13%	27.65%	8.94%	10.65%
Allocation	Invesco VI Balanced-Risk Allocation II(1)(5)	1.13%	9.26%	7.18%	5.99%
U.S. Equity	Invesco VI Capital Appreciation I(1)	0.80%	22.57%	22.21%	16.78%
U.S. Equity	Invesco VI Comstock I	0.74%	33.36%	11.39%	12.86%
Allocation	Invesco VI Equity and Income II	0.80%	18.35%	9.27%	10.28%
International Equity	Invesco VI EQV International Equity II (formerly, Invesco V.I International Growth II)	1.14%	5.61%	9.90%	7.82%
International Equity	Invesco VI Global I	0.78%	15.49%	18.18%	14.24%
Sector Equity	Invesco VI Global Real Estate II - Invesco Asset Management Ltd	1.22%	25.44%	7.27%	7.84%
Taxable Bond	Invesco VI Global Strategy Income I(1)	0.87%	-3.41%	2.37%	3.16%
Taxable Bond	Invesco VI Government Securities II	0.93%	-2.43%	2.21%	1.52%
U.S. Equity	Invesco VI Growth and Income I	0.74%	28.51%	10.22%	12.33%
U.S. Equity	Invesco VI Main Street I	0.79%	27.57%	15.63%	15.06%
U.S. Equity	Invesco VI Small Cap Equity II	1.20%	20.09%	13.15%	12.01%
Money Market	Invesco VI US Government Money Portfolio I	0.52%	0.01%	0.73%	0.37%
Taxable Bond	Lord Abbett Series Bond-Debenture VC	0.89%	3.28%	5.66%	6.33%
U.S. Equity	Lord Abbett Series Dividend Growth VC(1)	0.99%	25.62%	15.79%	14.17%
U.S. Equity	Lord Abbett Series Fundamental Equity VC(1)	1.08%	27.31%	10.24%	11.33%
U.S. Equity	Lord Abbett Series Growth and Income VC(7)	0.93%	29.02%	11.07%	12.17%
U.S. Equity	Lord Abbett Series Growth Opportunities VC	1.26%	6.46%	19.29%	15.34%
U.S. Equity	Lord Abbett Series Mid-Cap Stock VC	1.14%	28.70%	7.99%	10.60%
U.S. Equity	MFS® VIT Growth Initial(2)	0.71%	23.53%	24.87%	19.33%
International Equity	MFS® VIT II Emerging Markets Equity Service(1)(2)	1.48%	-7.02%	7.82%	3.72%
International Equity	MFS® VIT II International Intrinsic Value Service(1)(2)	1.14%	10.28%	13.78%	12.16%
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Initial(2)	0.77%	25.97%	22.84%	17.58%
U.S. Equity	MFS® VIT Investors Trust Initial(1)(2)	0.78%	26.81%	17.24%	15.46%
U.S. Equity	MFS® VIT New Discovery Initial(1)(2)	0.87%	1.80%	21.30%	16.15%
U.S. Equity	MFS® VIT Research Initial(1)(2)	0.78%	24.80%	17.94%	15.64%
Taxable Bond	MFS® VIT Total Return Bond Service(2)	0.78%	-1.07%	3.87%	3.39%
Allocation	MFS® VIT Total Return Initial(1)(2)	0.61%	14.12%	9.84%	9.59%
Sector Equity	MFS® VIT Utilities Series Initial(2)	0.78%	14.09%	11.89%	9.93%
U.S. Equity	MFS® VIT Value Service(1)(2)	0.95%	25.16%	11.97%	13.13%
FUND-2

Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Sector Equity	Morgan Stanley VIF Global Real Estate II - Morgan Stanley Investment Management Ltd(1)(7)	1.25%	23.83%	4.63%	6.82%
Allocation	PIMCO VIT All Asset Advisor - Research Affiliates LLC(1)	1.34%	16.04%	8.45%	5.91%
Taxable Bond	PIMCO VIT Long-Term US Government Advisor	0.76%	-4.88%	6.04%	4.08%
Taxable Bond	PIMCO VIT Low Duration Advisor	0.75%	-1.03%	1.44%	1.49%
Taxable Bond	PIMCO VIT Real Return Advisor	0.77%	5.48%	5.23%	3.05%
Taxable Bond	PIMCO VIT Short-Term Advisor	0.70%	-0.16%	1.68%	1.53%
Taxable Bond	PIMCO VIT Total Return Advisor	0.75%	-1.36%	3.83%	3.33%
U.S. Equity	Royce Capital Micro-Cap Service(1)	1.58%	29.52%	12.70%	8.98%
U.S. Equity	Royce Capital Small-Cap Service(1)	1.33%	28.45%	6.28%	8.37%
International Equity	Templeton Developing Markets VIP 2 - Franklin Templeton Investment Management Ltd	1.44%	-5.74%	10.60%	4.84%
International Equity	Templeton Foreign VIP 2(1)	1.11%	4.16%	2.71%	4.00%
Taxable Bond	Templeton Global Bond VIP 2(1)	0.76%	-4.99%	-0.94%	1.13%
International Equity	Templeton Growth VIP 2	1.18%	4.87%	5.21%	7.36%
U.S. Equity	Vanguard VIF Equity Index(3)	0.14%	28.55%	18.31%	16.39%
U.S. Equity	Vanguard VIF Mid-Cap Index(3)	0.17%	24.36%	15.72%	14.97%
Sector Equity	Vanguard VIF Real Estate Index(3)	0.26%	40.21%	11.25%	11.43%
Taxable Bond	Vanguard VIF Total Bond Market Index(3)	0.14%	-1.72%	3.50%	2.77%
U.S. Equity	Vanguard VIF Total Stock Market Index(3)	0.13%	25.64%	17.79%	16.13%

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
Sub-Accounts investing in series of the MFS Variable Insurance Trust or MFS Variable Insurance Trust II are not available for Policies with applications signed on or after May 1, 2015.

(3)
Available for Policies with applications signed on or after May 1, 2017.

(4)
Not available for Policies issued on or after November 2, 2009.

(5)
Not available for the allocation of Purchase Payments or transfer of Policy Value effective May 1, 2012.

(7)
Not available for Policies issued on or after May 1, 2012.

(11)
Not available for Policies issued on or after November 1, 2009.

FUND-3

This Updating Summary Prospectus incorporates by reference the Protective Premiere III Policy’s Prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000069923